Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive loss	Accumulated Deficit
Balance (in shares) at Dec. 31, 2019		221,829,175
Balance at Dec. 31, 2019	$ (113,120)	$ 22	$ 428,328	$ 41	$ (541,511)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(121,652)				(121,652)
Stock-based compensation	3,154		3,154
Exercise of stock options (in shares)		108,456
Exercise of stock options	409		409
Advances to stock option holders	(18)		(18)
Other comprehensive loss	93			93
Parent Company contributions (in shares)		44,681,954
Parent Company contributions	150,000	$ 5	149,995
Parent Company distributions	(118,488)		(118,488)
Balance (in shares) at Dec. 31, 2020		266,619,585
Balance at Dec. 31, 2020	(199,622)	$ 27	463,380	134	(663,163)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(32,325)				(32,325)
Stock-based compensation	1,421		1,421
Exercise of stock options (in shares)		2,789
Exercise of stock options	21		21
Advances to stock option holders	18		18
Other comprehensive loss	(33)			(33)
Parent Company contributions (in shares)		12,646,392
Parent Company contributions	46,141	$ 1	46,140
Parent Company distributions	235,108		235,108
Balance (in shares) at Mar. 31, 2021		279,268,766
Balance at Mar. 31, 2021	50,729	$ 28	746,088	101	(695,488)
Balance (in shares) at Dec. 31, 2020		266,619,585
Balance at Dec. 31, 2020	(199,622)	$ 27	463,380	134	(663,163)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(157,291)				(157,291)
Stock-based compensation	$ 10,621		10,621
Exercise of stock options (in shares)	745,000	963,790
Exercise of stock options	$ 2,807		2,807
Advances to stock option holders	18		18
Other comprehensive loss	(137)	$ 0		(137)
Parent Company contributions (in shares)		35,737,509
Parent Company contributions	169,140	$ 3	169,137
Conversion of long-term debt due to Parent Company to Parent Company non-cash contributions	235,108		235,108
Reverse recapitalization, net of transaction costs (in shares)		31,599,030
Reverse recapitalization, net of transaction costs	152,326	$ 4	152,322
Balance (in shares) at Dec. 31, 2021		334,919,914
Balance at Dec. 31, 2021	212,970	$ 34	1,033,393	(3)	(820,454)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(62,570)				(62,570)
Stock-based compensation	$ 3,814		3,814
Exercise of stock options (in shares)	0
Other comprehensive loss	$ (61)	$ 0		(61)
Balance (in shares) at Mar. 31, 2022		334,919,914
Balance at Mar. 31, 2022	$ 154,153	$ 34	$ 1,037,207	$ (64)	$ (883,024)